Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current taxes:[Abstract]
Federal	$ 935.8		$ 555.9		$ 657.4
State	101.0		22.8		61.2
Total current taxes	1,036.8		578.7		718.6
Deferred taxes (benefits):[Abstract]
Deferred Federal	50.0		288.3		(81.1)
Deferred State	5.3		10.4		(12.8)
Total deferred income taxes	55.3		298.7		(93.9)
Total income taxes	1,092.1		877.4		624.7
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income before income taxes	3,077.8		2,644.2		1,901.2
Tax rate	35.00%		35.00%		35.00%
Application of the tax rate	1,077.2		925.5		665.4
Tax effect of: [Abstract]
Valuation allowance	0		(36.6)		(19.4)
Other, net	14.9		(11.5)		(21.3)
Income taxes	1,092.1		877.4		624.7
Deferred tax assets: [Abstract]
Reserve for anticipated future losses on discontinued products	160.6		201.0
Employee and postretirement benefits	550.4		488.8
Investments, net	102.4		133.8
Deferred policy acquisition costs	40.6		41.9
Insurance reserves	139.8		107.2
Net operating losses	46.8		33.2
Severance and facilities	48.5		19.3
Other	83.1		71.0
Gross deferred tax assets	1,172.2		1,096.2
Less: Valuation allowance	35.7		33.0
Deferred tax assets, net of valuation allowance	1,136.5		1,063.2
Deferred tax liabilities: [Abstract]
Unrealized gains on investment securities	333.3		227.7
Goodwill and other acquired intangible assets	396.1		267.0
Cumulative depreciation and amortization	228.7		211.6
Total gross deferred tax liabilities	958.1		706.3
Net deferred tax assets (1)	178.4	[1]	356.9	[1]
Classified as current assets	387.2		327.0
Classified as noncurrent assets (liabilities)	208.8		(29.9)
Net income taxes paid	$ 899.0		$ 674.0		$ 634.0

[1]	(1) Includes $387.2 million and $327.0 million classified as current assets at December 31, 2011 and 2010, respectively. Includes $208.8 million classified as long-term liabilities and $29.9 million classified as long-term assets at December 31, 2011 and 2010, respectively.